SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Expected useful life
Office equipment	5 years
Leasehold factory premises	Over the remaining lease term
Machinery and equipment	5-10 years
Motor vehicles	5-10 years